Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net income tax payments/(refunds)	$ 204	$ (1,317)	$ (1,480)
Deferred tax assets	14,743	12,301
Deferred tax liabilities	10,363	9,306
Valuation allowance	4,550	3,162
Valuation allowance, deferred tax asset, increase (decrease), amount	1,388
Federal, state, and local, income tax expense (benefit), increase (decrease), amount	(31)
Unrecognized tax benefits that would affect the effective tax rate, if recognized	1,088	$ 878	$ 790
Decrease in unrecognized tax benefits is reasonably possible	620
Continuing Operations
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance	1,150
Other Comprehensive Income (Loss)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance	173
Additional Paid-In Capital
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance	$ 34